Employee Benefit Plans (Activity under the incentive and non-qualified stock option plans) (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Balance, Beginning of Period, Shares | shares	4,500
Options Exercised, Shares | shares	450
Options Forfeited, Shares | shares	4,050
Balance, End of Period, Shares | shares	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Balance, Beginning of Period, Weighted Avg. Exercise Price | $ / shares	$ 22.91
Options Exercised, Weighted Avg. Exercise Price | $ / shares	22.91
Options Forfeited, Weighted Avg. Exercise Price | $ / shares	22.91
Balance, End of Period, Weighted Avg. Exercise Price | $ / shares	$ 0